Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Grant Timing Practices

The Company makes all annual equity grants at the close of the second trading day after the public release of the prior year’s financial results. The Company has long held that this consistent date best protects against any use of material nonpublic information (“MNPI”) influencing the grant date. The Company does not currently grant stock options or similar awards as part of its employee or executive compensation programs and did not grant any such awards in 2025. Neither the Company nor the Compensation Committee considers MNPI when determining the timing or terms of awards and the timed disclosure of MNPI is not used to impact the value of executive compensation. All new-hire or promotional grants to executives are made on the date of hire or promotion. To further protect against the release of MNPI impacting the value of executive compensation, all grants are made using the average stock price of the prior 60-trading days, including the grant date.

Award Timing Method	The Company makes all annual equity grants at the close of the second trading day after the public release of the prior year’s financial results.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Company nor the Compensation Committee considers MNPI when determining the timing or terms of awards and the timed disclosure of MNPI is not used to impact the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false